Summary of significant accounting and reporting policies (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014 MortgagePool Segment investment
Subsequent Event [Line Items]
Litigation settlement expense after tax	$ 598,000,000
Number of securitizations assessed for consolidation (investments)		2
Number of principal businesses (segment)		2
Minimum loan amount required to measure impairment allowance		1,000,000
Minimum amount of majority of loans primarily to institutional customers	$ 1,000,000	$ 1,000,000
Number of residential mortgage pools used for credit loss estimation		5
Maximum percentage of excess actuarial gain or loss before excess is recognized (percentage)		10.00%
Period Of Time To Amortize Unrecognized Gains Or Losses For Pension Plans With Inactive Participants		15 years
Period of time that the difference between actual experience vs. expected returns is adjusted against the market-related value (years)		5 years
Minimum
Subsequent Event [Line Items]
Variable interest entity ownership percentage		50.00%
Premises and equipment, useful life (in years)		2 years
Maximum
Subsequent Event [Line Items]
Premises and equipment, useful life (in years)		40 years
Commercial Loan
Subsequent Event [Line Items]
Threshold period past due for nonaccrual status		90 days
First Lien Residential Mortgage
Subsequent Event [Line Items]
Threshold period past due for nonaccrual status		270 days
Threshold period past due subject to impairment test		90 days
Threshold period past due subject to further impairment testing		180 days
Second Lien Residential Mortgage
Subsequent Event [Line Items]
Threshold period past due for nonaccrual status		90 days